Common and Preferred Shares and Warrants (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Authorized shares and a reconciliation of common shares issued and outstanding
Common shares, authorized	3,600,000,000	3,600,000,000	3,600,000,000
Shares issued and outstanding at beginning of period	1,197,000,000	1,192,000,000	1,160,000,000
(Repurchases) Issuance of common shares	(48,000,000)	(14,000,000)	22,000,000
Other, primarily stock option exercises and RSAs granted	15,000,000	19,000,000	10,000,000
Shares issued and outstanding as of December 31	1,164,000,000	1,197,000,000	1,192,000,000
Shares reserved for issuance under employee stock and employee benefit plans	90,000,000